Long-Term Debt and Other Financial Liabilities, Leader Alpha Bank Loan Facility (Details) - Leader Alpha Bank Loan Facility [Member] $ in Thousands		6 Months Ended
	Mar. 17, 2020 USD ($)	Jun. 30, 2020 USD ($) Installment
Secured Credit Facilities [Abstract]
Maturity date		Dec. 31, 2022
Number of consecutive payment installments | Installment		11
Frequency of periodic payment		Quarterly
Installment payment		$ 250
Balloon payment		$ 2,303
Amendment fee	$ 50
LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.75%